RISK MANAGEMENT - Sensitivity to Interest Rate Risk of the Banking Book (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
RISK MANAGEMENT
Assets sensitivity 50 bps	$ 35	$ 377,918	$ 39	$ 361,427
Liabilities sensitivity 50 bps	34	200,650	36	185,477
Net interest income sensitivity50 bps	$ 1	$ 177,269	$ 3	$ 175,950